Convertible Bonds (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Current portion	$ 0	$ 27,375,750
Convertible Debt [Member]
Debt Instrument [Line Items]
Current portion	0	27,375,750
Non-current portion	0	0
Convertible Debt	$ 0	$ 27,375,750